[Letterhead of Brookfield Investment Funds]

October 1, 2014

VIA EDGAR

Ashley Vroman-Lee, Esq.
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Brookfield Investment Funds
File Nos.: 333-174323 and 811-22558

Dear Ms. Vroman-Lee:

In connection with your review of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (the “Registration Statement”) of Brookfield Investment Funds (the “Trust”) that was filed with the Securities and Exchange Commission (the “Commission”) on August 1, 2014 (SEC Accession No. 0000894189-14-003533), the Trust acknowledges that:

1.           In connection with the comments made by the Commission staff, the staff has not passed on the accuracy or adequacy of the disclosure made herein, and the Trust and its management are solely responsible for the content of such disclosure;

2.           The staff’s comments, and changes in disclosure in response to the staff’s comments, do not foreclose the Commission or other regulatory body from the opportunity to seek enforcement or take other action with respect to the disclosure made herein; and

3.           The Trust represents their neither it nor its management will assert the staff’s comments or changes in disclosure in response to the staff’s comments as a defense in any action or proceeding by the Commission or any person.

Sincerely,

/s/ Brian F. Hurley

Brian F. Hurley
President